Vanguard Managed Payout Fund

Consolidated Schedule of Investments (unaudited)
As of March 31, 2019

				Market
				Value
			Shares	($000)
Investment Companies (92.5%)
U.S. Stock Funds (17.6%)
Vanguard Total Stock Market Index Fund Investor Shares Vanguard Value Index Fund Investor Shares			3,193,758	224,872
			2,150,609	90,326
				315,198
Global Stock Fund (7.6%)
Vanguard Global Minimum Volatility Fund Investor Shares			9,880,048	135,060

International Stock Funds (30.0%)
Vanguard Total International Stock Index Fund Investor Shares			26,806,671	446,867
Vanguard Emerging Markets Stock Index Fund Investor Shares			3,361,545	90,359
				537,226
U.S. Bond Fund (13.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares			23,285,554	247,991

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares			9,652,541	107,626

Alternative Funds (17.4%)
Vanguard Alternative Strategies Fund			10,503,218	224,139
Vanguard Market Neutral Fund Investor Shares			7,850,294	86,353
				310,492
Total Investment Companies (Cost $1,388,124)				1,653,593
Temporary Cash Investments (7.5%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.554%			2	—

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (7.5%)
2,3 Fannie Mae Discount Notes	2.455%	04/03/19	4,000,000	3,999
2,3 Fannie Mae Discount Notes	2.443%–2.465%	04/10/19	4,750,000	4,747
2,3 Fannie Mae Discount Notes	2.404%	04/17/19	250,000	250
2,3 Fannie Mae Discount Notes	2.460%	05/08/19	5,204,000	5,191
2,3 Fannie Mae Discount Notes	2.445%	05/15/19	5,708,000	5,691
2,3 Fannie Mae Discount Notes	2.455%	05/22/19	5,000,000	4,983
2,3 Fannie Mae Discount Notes	2.461%	06/12/19	302,000	300
2,3 Fannie Mae Discount Notes	2.485%	06/19/19	3,019,000	3,003
2 Federal Home Loan Bank Discount Notes	2.459%	04/09/19	4,397,000	4,395
2 Federal Home Loan Bank Discount Notes	2.463%	04/12/19	1,906,000	1,904
2 Federal Home Loan Bank Discount Notes	2.457%	04/17/19	4,000,000	3,996
2 Federal Home Loan Bank Discount Notes	2.473%	04/24/19	2,500,000	2,496
2 Federal Home Loan Bank Discount Notes	2.465%	05/01/19	4,898,000	4,888
2 Federal Home Loan Bank Discount Notes	2.445%	05/21/19	2,500,000	2,492
2 Federal Home Loan Bank Discount Notes	2.474%	05/22/19	2,039,000	2,032
2 Federal Home Loan Bank Discount Notes	2.475%	05/29/19	5,000,000	4,981
2 Federal Home Loan Bank Discount Notes	2.466%	05/30/19	5,625,000	5,603
2 Federal Home Loan Bank Discount Notes	2.474%	06/05/19	3,500,000	3,485

2,3 Freddie Mac Discount Notes	2.458%	04/17/19	2,112,000	2,110
2,3 Freddie Mac Discount Notes	2.435%	04/24/19	2,800,000	2,796
2,3 Freddie Mac Discount Notes	2.444%	04/29/19	5,000,000	4,991
2,3 Freddie Mac Discount Notes	2.415%	05/07/19	5,000,000	4,988
2,3 Freddie Mac Discount Notes	2.479%	06/19/19	302,000	300
2 United States Treasury Bill	2.387%	04/02/19	2,209,000	2,209
2 United States Treasury Bill	2.480%	04/04/19	9,000,000	8,998
2 United States Treasury Bill	2.385%	04/16/19	42,000	42
2 United States Treasury Bill	2.420%	04/18/19	5,000,000	4,994
2 United States Treasury Bill	2.405%	04/25/19	2,500,000	2,496
2 United States Treasury Bill	2.389%	05/02/19	507,000	506
2 United States Treasury Bill	2.427%	05/14/19	6,057,000	6,040
2 United States Treasury Bill	2.410%	05/23/19	4,800,000	4,784
2 United States Treasury Bill	2.425%	06/06/19	4,000,000	3,983
2 United States Treasury Bill	2.409%–2.420%	06/13/19	8,598,000	8,556
2 United States Treasury Bill	2.425%	06/20/19	5,000,000	4,974
2 United States Treasury Bill	2.425%	06/27/19	7,000,000	6,960
				134,163
Total Temporary Cash Investments (Cost $134,157)				134,163
Total Investments (100.0%) (Cost $1,522,281)				1,787,756
Other Assets and Liabilities-Net (0.0%)				140
Net Assets (100%)				1,787,896
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid[1]	($000)	($000)
Credit Suisse Custom 34
Total Return Index	4/30/19	CSI	134,410	(2.610%)	—	—
1 Payment received/paid monthly.
CSI—Credit Suisse International.

A. Basis for Consolidation: Vanguard MPF Portfolio ("the subsidiary"), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the
Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of March 31, 2019, the fund held $133,805,000 in the subsidiary, representing 7% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the

Managed Payout Fund

subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation
(depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the
Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

Managed Payout Fund

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,653,593	—	—
Temporary Cash Investments	—	134,163	—
Total	1,653,593	134,163	—

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

						Current Period Transactions
	Dec. 31,		Proceeds					March 31,
	2018		from	Realized	Change in			2019
	Market	Purchases	Securities	Net Gain	Unrealized		Capital Gain	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Distributions	Value
	($000)	($000)	($000)	($000)	($000)	($000)	Received ($000)	($000)
Vanguard Alternative
Strategies Fund	216,656	4,502	7,378	263	10,096	—	—	224,139
Vanguard Emerging
Markets Stock Index
Fund	89,887	146	9,327	(186)	9,839	146	—	90,359
Vanguard Global
Minimum Volatility
Fund	132,417	—	10,799	981	12,461	—	—	135,060
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	1	—	—
Vanguard Market
Neutral Fund	89,155	1,955	—	—	(4,757)	79	—	86,353
Vanguard Total Bond
Market II Index Fund	243,376	16,692	17,613	82	5,454	1,814	—	247,991
Vanguard Total
International Bond
Index Fund	108,727	289	4,363	86	2,887	289	—	107,626
Vanguard Total
International Stock
Index Fund	442,717	3,843	42,433	(3,739)	46,479	1,356	—	446,867
Vanguard Total Stock
Market Index Fund	221,407	1,283	26,454	7,473	21,163	1,156	—	224,872
Vanguard Value
Index Fund	84,756	587	3,474	486	7,971	587	—	90,326
Total	1,629,098	29,297	121,841	5,446	111,593	5,428	—	1,653,593
1 Not applicable—purchases and sales are for temporary cash investment purposes

Managed Payout Fund